OTHER OPERATING EXPENSE, NET	12 Months Ended
Dec. 31, 2020
OTHER OPERATING EXPENSE, NET
OTHER OPERATING EXPENSE, NET

8.    OTHER OPERATING EXPENSE, NET

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Government grants(i)	7,677	6,933	8,775
Ineffective portion of change in fair value of cash flow hedges	(1,978)	(222)	3,052
Net realized and unrealized gain/(loss) on derivative financial instruments not qualified as hedging	191	(4,384)	(1,252)
Impairment losses on long-lived assets (ii)	(6,286)	(345)	(14,560)
(Loss)/gain on disposal of property, plant, equipment and other non-current assets, net	(1,501)	(1,829)	398
Fines, penalties and compensations	(278)	(173)	(43)
Donations	(181)	(210)	(301)
Others	(2,901)	(116)	(1,781)
	(5,257)	(346)	(5,712)

Notes:

(i)

Government grants for the years ended December 31, 2018, 2019 and 2020 primarily represent financial appropriation income and non-income tax refunds received from respective government agencies without conditions or other contingencies attached to the receipts of the grants.

(ii)

Impairment losses recognized on long-lived assets of the exploration and production (“E&P”) segments were RMB 4,274, RMB 3 and RMB 8,495 for the years ended December 31, 2018, 2019 and 2020, respectively. The impairment comprised RMB 4,274, RMB 8,435 on property, plant and equipment for the years ended December 31, 2018 and 2020, respectively, RMB 60 on construction in progress for the year ended December 31, 2020, and RMB 3 on prepayments for the year ended December 31, 2019. E&P segment determines recoverable amounts of property, plant and equipment relating to oil and gas producing activities, which include significant judgements and assumptions. The recoverable amounts were determined based on the present values of the expected future cash flows of the assets using a pre-tax discount rate of 10.47%, 10.47% and 10.47% for the years ended December 31, 2018, 2019 and 2020, respectively. Further future downward revisions to the Group’s oil price outlook would lead to further impairments which, in aggregate, are likely to be material. It is estimated that a general decrease of 5% in oil price, with all other variables held constant, would result in additional impairment loss on the Group's property, plant and equipment relating to oil and gas producing activities by approximately RMB 4,548. It is estimated that a general increase of 5% in operating cost, with all other variables held constant, would result in additional impairment loss on the Group's property plant and equipment relating to oil and gas producing activities by approximately RMB 2,836. It is estimated that a general increase of 5% in discount rate, with all other variables held constant, would result in additional impairment loss on the Group's property, plant and equipment relating to oil and gas producing activities by approximately RMB 287. The primary factor resulting in the E&P segment impairment loss for the year ended December 31, 2018 was downward revision of oil and gas reserve in certain fields. The primary factors resulting in the E&P segment impairment loss for the year ended December 31, 2020 were low oil price outlook and downward revision of oil and gas reserve in certain fields.

Impairment losses recognized for the chemicals segment were RMB 1,379, RMB 17 and RMB 3,606 for the years ended December 31, 2018, 2019 and 2020, respectively, and comprised of impairment losses of RMB 1,257, RMB 4 and RMB 2,611 on property, plant and equipment for the years ended December 31, 2018, 2019 and 2020, respectively, RMB 25, RMB 29 and RMB 744 on construction in progress for the years ended December 31, 2018, 2019 and 2020, respectively, RMB 251 for investment on associates and joint ventures for the year ended December 31, 2020, RMB 97 on entrusted loans for the year ended December 31, 2018 and written back RMB 16 on entrusted loans for the year ended December 31, 2019. Impairment losses recognized for the refining segment were RMB 353, RMB 245 and RMB 1,923 for the years ended December 31, 2018, 2019 and 2020, respectively, and comprised of impairment losses of RMB 353, RMB 140 and RMB 226 on property, plant and equipment for the years ended December 31, 2018, 2019 and 2020, respectively, and RMB 105 on construction in progress for the year ended December 31, 2019, RMB 1,697 for investment in joint venture for the year ended December 31, 2020. These impairment losses relate to certain refining and chemicals production facilities that are held for use for the years ended December 31, 2018, 2019 and 2020. The carrying values of these facilities were written down to their recoverable amounts that were primarily determined based on the asset held for use model using the present value of estimated future cash flows of the production facilities using the pre-tax discount rates for the years ended December 31, 2018, 2019 and 2020, respectively. The primary factor resulting in the impairment losses on long-lived assets of the refining and chemicals segment for the years ended December 31, 2018, 2019 and 2020, were due to the suspension of operations of certain production facilities. Evidence indicates the economic performance of certain production facilities are worse than expected also contributed to the written down of assets in the chemical segments for the years ended December 31, 2018, 2019 and 2020.

Impairment losses recognized on long-lived assets of the marketing and distribution segment were RMB 264, RMB 80 and RMB 536 for the years ended December 31, 2018, 2019 and 2020 respectively. The impairment comprised of impairment losses of RMB 254, RMB 52 and RMB 442 on property, plant and equipment for the years ended December 31, 2018, 2019 and 2020, respectively, impairment losses of RMB 47 on intangible assets for the year ended December 31, 2020, impairment losses of RMB 7, RMB 7 on investments in associates and joint ventures for the years ended December 31, 2018 and 2020, respectively, impairment losses of, RMB 3 RMB  1 and RMB 40 on construction in progress for the year ended December 31, 2018, 2019 and 2020, respectively, primarily relate to certain service stations and certain construction in progress that were closed or abandoned during respective years, and impairment losses of RMB 27 on prepayments for the year ended December 31, 2019. In measuring the amounts of impairment charges, the carrying amounts of these assets were compared to the present value of the expected future cash flows of the assets, as well as information about sales and purchases of similar properties in the same geographic area.

Impairment loss recognized on long-lived assets of the corporate and others segment was RMB 16 for the year ended December 31, 2018. The impairment comprised of impairment loss of RMB 16 on property, plant and equipment for the years ended December 31, 2018.